SALARY AND EMPLOYEE BENEFITS (Details) $ in Millions		12 Months Ended
	Dec. 22, 2016	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2018	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Jan. 31, 2014
Salaries And Other Staff Related Benefits [Abstract]
Salaries and other staff related benefits			€ 714,000,000		€ 739,000,000	€ 750,000,000
Net periodic pension cost: Employee benefit plans			24,000,000		27,000,000	30,000,000
Total			738,000,000	$ 804	766,000,000	780,000,000
Defined Benefits For Employees Children [Abstract]
Service cost			8,000,000		9,000,000	8,000,000
Interest cost			8,000,000		7,000,000	11,000,000
Expected return on plan assets			(2,000,000)		(1,000,000)	(2,000,000)
Amortization of actuarial losses			10,000,000		12,000,000	10,000,000
Amortization of past service cost			0		0	1,000,000
Losses / (income) on curtailments / settlements and other expense / (income)			110,000,000		0	2,000,000
Utilization of prior year provision			(110,000,000)		0	0
Net periodic pension cost			€ 24,000,000		€ 27,000,000	€ 30,000,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate			2.40%	2.40%	2.00%	3.60%
Expected return on plan assets			2.40%	2.40%	2.00%	3.60%
Rate of compensation increase			1.50%	1.50%	1.60%	1.80%
Change in Projected Benefit obligation ("PBO"):
PBO, beginning of year		€ 339,000,000	€ 336,000,000		€ 350,000,000	€ 561,000,000
Service cost			8,000,000		9,000,000	8,000,000
Interest cost			8,000,000		7,000,000	11,000,000
Employee contributions			4,000,000		3,000,000	3,000,000
Actuarial loss/(gain)			21,000,000		(22,000,000)	52,000,000
Adjustment for disposal and other			1,000,000		0	0
Benefits paid from the Fund			(23,000,000)		(9,000,000)	(24,000,000)
Benefits paid directly by the Group			(126,000,000)		(3,000,000)	(264,000,000)
Settlements/Terminations/Curtailments			110,000,000		1,000,000	2,000,000
Prior service cost arising over last period			0		0	1,000,000
PBO, end of year			339,000,000		336,000,000	350,000,000
Change in plan assets:
Fair value of plan assets, beginning of year		70,000,000	68,000,000		63,000,000	67,000,000
Actual return on plan assets			2,000,000		1,000,000	3,000,000
Employer contributions			18,000,000		8,000,000	13,000,000
Employee contributions			4,000,000		3,000,000	3,000,000
Expenses			1,000,000		2,000,000	1,000,000
Benefits paid			(23,000,000)		(9,000,000)	(24,000,000)
Fair value of plan assets, end of year			70,000,000		68,000,000	63,000,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year									€ (269,000,000)	€ (268,000,000)	€ (287,000,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate									1.60%	2.40%	2.00%
Rate of compensation increase									1.60%	1.60%	1.60%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation									€ 339,000,000	€ 336,000,000	€ 350,000,000
Accumulated benefit obligation									315,000,000	320,000,000	329,000,000
Fair value of plan assets									70,000,000	68,000,000	63,000,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses									137,000,000	127,000,000	162,000,000
Prior service cost									(1,000,000)	(2,000,000)	(2,000,000)
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss/(Gain)			19,000,000		(23,000,000)	52,000,000
Prior Service Cost / (Credit)			0			1,000,000
(Gain)/Loss due to Curtailment/Settlement			4,000,000			0
Amortization of Losses / (Gains)			(12,000,000)		(12,000,000)	(10,000,000)
Amortization of Prior Service Cost			0		0	(1,000,000)
Total recognized on Other comprehensive (income)/loss			11,000,000		(35,000,000)	42,000,000
DefinedBenefitPlanDisclosureLineItems
Amount		70,000,000	68,000,000		68,000,000	63,000,000			€ 70,000,000	€ 68,000,000	€ 63,000,000
Proportion									100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
Expected Benefits next year									€ 31,000,000
Expected Benefits in 2 Yrs									19,000,000
Expected Benefits in 3 Yrs									10,000,000
Expected Benefits in 4 Yrs									12,000,000
Expected Benefits in 5 Yrs									12,000,000
Expected Benefits in 6th to 10th Yr									124,000,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future			9,000,000
Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss)
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.		0
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.		9,000,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans		7,000,000
Expected Group contributions to retirement indemnities		€ 31,000,000
Defined Contribution Plans - NBG Pension Plan
Banks contribution into IKA-ETAM per year for 15 years			€ 26,000,000		€ 26,000,000	€ 26,000,000
National Bank of Greece Pension Plan			In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank’s main pension plan, which was a defined contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA—ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% on the basis of an employee’s gross salary for employees who joined any social security plan prior to January 1, 1993. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016), from January 1, 2017, the employer contributions made by the Bank will be reduced equally every year until they reach in 2020 the 13.33% (December 31, 2016: 19.92%). Additionally, the aforementioned law introduced a maximum gross monthly income of EUR5,860.80, upon which social security contributions are calculated. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.	In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank’s main pension plan, which was a defined contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA—ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% on the basis of an employee’s gross salary for employees who joined any social security plan prior to January 1, 1993. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016), from January 1, 2017, the employer contributions made by the Bank will be reduced equally every year until they reach in 2020 the 13.33% (December 31, 2016: 19.92%). Additionally, the aforementioned law introduced a maximum gross monthly income of EUR5,860.80, upon which social security contributions are calculated. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.
Average number of Group Employess			16,296	16,296	17,128	17,112
Decrease Average Number Of Employees			411	411
Defined Voluntary Exit Scheme Number Of Employees	1,711
Defined Contribution Plans - Nbg Auxiliary Pension Plan
Banks defined contribution rate to employees salary											9.00%
Defined Contribution Plans - Ethniki Insurance Benefit Plan
Ethniki Hellenic General Insurance Company Benefit Plan			As for the Bank’s main pension plan, following legislation passed in April 2008, the post retirement plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3% from 20.0%. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016), from January 1, 2017, the employer contributions made by EH will be reduced equally every year until they reach in 2020 the 13.33% (December 31, 2016: 16.67%). Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%	As for the Bank’s main pension plan, following legislation passed in April 2008, the post retirement plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments starting from 2013, until they reach 13.3% from 20.0%. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016), from January 1, 2017, the employer contributions made by EH will be reduced equally every year until they reach in 2020 the 13.33% (December 31, 2016: 16.67%). Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans			€ 206,000,000		€ 215,000,000
Banks contribution rate to TYPET											6.25%
Employees contribution rate to TYPET											2.50%
Retired employees contributions rate to TYPET											4.00%
National Bank Of Greece Lump Sum Benefit Plan [Abstract]
Contribution Rate By Employer To Benefit Plan												2.00%
Adjustment For Disposal [Abstract]
Adjustment for disposal and other			1,000,000		0	€ 0
Benefit For Employees Children [Abstract]
Benefits paid for indemnities as part of the VES			122,000,000			258,000,000
Maximum number of FTEs		10,250						9,950
Retirement Indemnities
In case of dismissal the additional monthly salary is restricted to							€ 2,000
Cash and due from banks
Change in plan assets:
Fair value of plan assets, beginning of year		€ 2,000,000	2,000,000
Fair value of plan assets, end of year			2,000,000		2,000,000
DefinedBenefitPlanDisclosureLineItems
Amount		2,000,000	€ 2,000,000		2,000,000				€ 2,000,000	€ 2,000,000
Proportion									2.90%	2.90%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum			0.00%	0.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum			3.00%	3.00%
Other
Change in plan assets:
Fair value of plan assets, beginning of year		68,000,000	€ 66,000,000
Fair value of plan assets, end of year			68,000,000		66,000,000
DefinedBenefitPlanDisclosureLineItems
Amount		€ 68,000,000	€ 66,000,000		€ 66,000,000				€ 68,000,000	€ 66,000,000
Proportion									97.10%	97.10%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum			90.00%	90.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum			97.00%	97.00%
NBG
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)						4,000,000
EH
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)						€ 5,000,000